Revenues - Summary of Disaggregation of Revenue by Sales Channel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,292,402	€ 1,014,733	€ 1,321,327
Direct to Consumer Zegna branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	712,862	527,972	743,012
Direct to Consumer Thom Browne branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	138,567	85,268	61,045
Total Direct to Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	851,429	613,240	804,057
Wholesale Zegna branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	134,449	108,506	176,533
Wholesale Thom Browne branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	124,830	94,222	99,550
Wholesale Third Party Brands and Textile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	177,201	169,888	200,233
Wholesale Agnona [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,191	12,389	17,691
Total Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	437,671	385,005	494,007
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 3,302	€ 16,488	€ 23,263